Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,451,000
Previously Paid Amount	0.00
Total Fee Amount	752.78
Total Offset Amount	0.00
Net Fee	752.78
Narrative - Max Aggregate Offering Price	$ 5,451,000
Final Prospectus	true